UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23348

City National Rochdale Strategic Credit Fund

(Exact name of registrant as specified in charter)

400 Park Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Don Andrews

400 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: May 31, 2019

Date of reporting period: February 28, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

February 28, 2019 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Mortgage-Backed Securities [78.1%]
Ares XXXVII CLO, Ser 2017-4A, Cl DR
8.937%, VAR ICE LIBOR USD 3 Month+6.150%, 10/15/30(A)	$250	$241
Avery Point VII CLO, Ser 2015-7A, Cl E
9.036%, VAR ICE LIBOR USD 3 Month+6.600%, 01/15/28(A)	500	498
Barings CLO, Ser 2018-3A, Cl E
8.219%, VAR ICE LIBOR USD 3 Month+5.750%, 07/20/29(A)	1,500	1,428
Benefit Street Partners CLO IX, Ser 2018-9A, Cl ER
8.461%, VAR ICE LIBOR USD 3 Month+5.700%, 07/20/31(A)	2,100	1,944
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl INC
0.000%, 04/17/31(A) (B)	500	333
Carlyle Global Market Strategies CLO, Ser 2015-1A
0.000%, 04/20/27(A) (B)	613	396
Carlyle Global Market Strategies CLO, Ser 2015-2A
0.000%, 04/27/27(A) (B)	500	383
Dewolf Park Clo, Ser 2017-1A, Cl E
8.636%, VAR ICE LIBOR USD 3 Month+6.200%, 10/15/30(A)	1,000	973
Dorchester Park CLO DAC, Ser 2018-1A, Cl ER
7.761%, VAR ICE LIBOR USD 3 Month+5.000%, 04/20/28(A)	500	474
Jay Park CLO, Ser 2018-1A, Cl DR
7.961%, VAR ICE LIBOR USD 3 Month+5.200%, 10/20/27(A)	500	471
Madison Park Funding XIV, Ser 2018-14A, Cl ER
8.269%, VAR ICE LIBOR USD 3 Month+5.800%, 10/22/30(A)	250	237
Madison Park Funding XIV, Ser 2018-14A, Cl FR
10.239%, VAR ICE LIBOR USD 3 Month+7.770%, 10/22/30(A)	250	228

Description	Face Amount (000)/Shares	Value (000)

Madison Park Funding XXV, Ser 2017-25X
0.000%, 04/25/29(B)	$500	$404
Magnetite XVI, Ser 2015-16A
0.000%, 01/18/28(A) (B)	750	514
Regatta XI Funding, Ser 2018-1A
0.000%, 07/17/31(A) (B)	500	416
Rockford Tower CLO, Ser 2018-2A, Cl E
8.429%, VAR ICE LIBOR USD 3 Month+6.000%, 10/20/31(A)	550	521
Sound Point CLO XI, Ser 2016-1A
0.000%, 07/20/28(A) (B)	500	383
Sound Point CLO XIX, Ser 2018-1A
0.000%, 04/15/31(A) (B)	500	428
Sound Point CLO XVII, Ser 2017-3A
0.000%, 10/20/30(A) (B)	500	438
TCI-Symphony CLO, Ser 2017-1A, Cl E
8.886%, VAR ICE LIBOR USD 3 Month+6.450%, 07/15/30(A)	250	244
Thayer Park CLO, Ser 2017-1A, Cl D
8.861%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29(A)	2,250	2,185
York CLO 1, Ser 2018-1A, Cl ERR
8.341%, VAR ICE LIBOR USD 3 Month+5.580%, 10/22/29(A)	1,000	926
York CLO-2, Ser 2015-1A
0.000%, 01/22/31(A) (B)	750	601
Total Mortgage-Backed Securities
(Cost $14,209)		14,666
Short-Term Investment [21.8%]
SEI Daily Income Trust Government Fund, Cl F, 2.230% **	4,087,135	4,087
Total Short-Term Investment
(Cost $4,087)		4,087
Total Investments [99.9%]
(Cost $18,296)		$18,753

Percentages are based on Net Assets of $18,779 (000).

**	The rate reported is the 7-day effective yield as of February 28, 2019.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $14,262 (000), representing 75.9% of the net assets of the Fund.
(B)	Interest rate unavailable.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

February 28, 2019 (Unaudited)

City National Rochdale Strategic Credit Fund

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

Ser — Series

USD — United States Dollar

VAR — Variable

Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of February 28, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$14,666	$—	$14,666
Short-Term Investment	4,087	—	—	4,087
Total Investments in Securities	$4,087	$14,666	$—	$18,753

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

February 28, 2019 (Unaudited)

City National Rochdale Strategic Credit Fund

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended February 28, 2019, there have been no changes to the Fund’s fair value methodologies. For more details on the investment classifications, refer to the Schedule of Investments.

CNR-QH-004-0100

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro
President and Chief Executive Officer

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro
President and Chief Executive Officer

Date: April 26, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt
Treasurer, Principal Financial and Accounting Officer, and Controller

Date: April 26, 2019